Jun-12-03 03:47pm From-NEW YORK STOCK EXCHANGE +2126565893 T-061 P.004/005 F-549

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

03056180

1-31709

NYSE

PROCESSED
JUN 13 2003
THOMSON FINANCIAL

June 12, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
JUN 12 2003
1086

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, J.P. MORGAN CHASE CAPITAL XI, 5.875% Capital Securities, Series K (and the Guarantee by J.P. Morgan Chase & Co. with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 12, 2003. Tentative listing date – June 13, 2003.

Sincerely,

1158198